Acquisitions - Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2015	Dec. 31, 2014	Jun. 11, 2014	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 1,385,995	$ 1,385,115		$ 943,374
Tripwire [Member]
Business Acquisition [Line Items]
Cash			$ 2,364
Receivables			37,792
Inventories			603
Other current assets			2,453
Property, plant and equipment			10,021
Goodwill			462,215
Intangible assets			306,000
Other non-current assets			659
Total assets			822,107
Accounts payable			3,142
Accrued liabilities			12,142
Deferred revenue			8,000
Deferred income taxes			95,074
Other non-current liabilities			540
Total liabilities			118,898
Net assets			$ 703,209
Prosoft Technology, Inc. [Member]
Business Acquisition [Line Items]
Cash					$ 2,517
Receivables					5,894
Inventories					2,731
Other current assets					332
Property, plant and equipment					767
Goodwill					56,923
Intangible assets					40,800
Other non-current assets					622
Total assets					110,586
Accounts payable					2,544
Accrued liabilities					2,807
Other non-current liabilities					1,132
Total liabilities					6,483
Net assets					$ 104,103
Grass Valley [Member]
Business Acquisition [Line Items]
Cash						$ 9,451
Receivables						67,354
Inventories						18,593
Other current assets						4,172
Property, plant and equipment						22,460
Goodwill						131,070
Intangible assets						95,500
Other non-current assets						17,101
Total assets						365,701
Accounts payable						51,276
Accrued liabilities						62,672
Deferred revenue						14,000
Postretirement benefits						16,538
Deferred income taxes						1,827
Other non-current liabilities						1,199
Total liabilities						147,512
Net assets						$ 218,189